Segment Information	3 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Segment Information

Note 6—Segment Information

The Company is managed and operated as one business unit. No separate business areas or separate business units have been identified in relation to product candidates or geographical markets. Accordingly, no additional information on business segments or geographical areas is disclosed.